Assumptions used to Value Option and Warrant Grants (Detail)	12 Months Ended
Dec. 31, 2013
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Dividend yield	0.00%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	2 years 6 months
Volatility	73.00%
Risk free interest rate	0.46%
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	5 years
Volatility	76.00%
Risk free interest rate	1.32%